SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 97.7%
	Alabama — 0.7%
[a]	Selma Industrial Development Board (International Paper Co.), Series A, 2.00% due 11/1/2033 (put 10/1/2024)	$2,025,000	$ 2,089,800
	Arizona — 2.4%
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,897,150
[a]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	1,500,000	1,522,770
	Pima County (Providence Day School) IDA, 5.125% due 12/1/2040	710,000	717,696
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	1,520,000	1,575,161
	Arkansas — 0.4%
	University of Arkansas Board of Trustees (Fayetteville Campus), 5.00% due 11/1/2036	1,000,000	1,168,680
	California — 8.3%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), 5.00% due 7/1/2047	1,635,000	1,668,272
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	772,298
	California (Children’s Hospital Los Angeles) HFFA,
	5.00% due 11/15/2034	420,000	448,988
	Series A, 5.00% due 8/15/2036	500,000	569,085
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,500,000	1,549,605
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 0.776% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	997,615
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) L.P. Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,027,630
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,870,000	1,571,735
	City of Moorpark Mobile Home Park (Villa Del Arroyo), Series A, 6.15% due 5/15/2031	1,000,000	1,034,650
	City of Palm Springs Financing Authority (Downtown Revitalization Project), 5.25% due 6/1/2027	1,620,000	1,765,023
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	630,000	684,974
	Daly County Housing Development Finance Agency (Franciscan Country Club Mobile Home Park Acquisition), Series A, 5.25% due 12/15/2023	650,000	651,599
	M-S-R Energy Authority, Series A, 6.50% due 11/1/2039	1,245,000	1,952,608
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,184,840
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035	1,000,000	1,194,900
	Redwood City Redevelopment Agency (Redevelopment Project Area 2; Insured: AMBAC), Zero Coupon due 7/15/2021	1,285,000	1,276,776
	Riverside County Asset Leasing Corp. (Riverside County Hospital; Insured: Natl-Re), Zero Coupon due 6/1/2021	535,000	532,635
	San Francisco City & County Redevelopment Financing Authority (Mission Bay North Redevelopment), Series C, 6.75% due 8/1/2041 (pre-refunded 2/1/2021)	500,000	518,995
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Zero Coupon due 8/1/2023	1,025,000	1,005,576
	San Jose Redevelopment Agency (Merged Area Redevelopment), 5.50% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,004,270
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	833,216
	Colorado — 1.0%
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,076,710
	Public Authority for Colorado Energy (Natural Gas Purchase), 6.50% due 11/15/2038	260,000	391,113
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2044	565,000	623,568
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049	595,000	561,579
	Connecticut — 3.5%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2030	2,620,000	3,114,592
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,430,920
	Series E, 5.00% due 9/15/2033	1,350,000	1,667,358
	University of Connecticut (Insured: AGM), Series A, 5.00% due 4/15/2028	1,975,000	2,497,368
	Delaware — 0.4%
	Delaware (Nanticoke Memorial Hospital) HFA ETM, 5.00% due 7/1/2021	1,000,000	1,046,960
	District of Columbia — 0.5%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,329,900
	Florida — 3.7%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,185,510
[b]	Charlotte County (Town & Country Utilities Projects) IDA, AMT, 5.00% due 10/1/2029	500,000	522,260
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 (pre-refunded 4/1/2022)	1,000,000	1,082,530
[a]	Manatee County (Florida Power & Light Co.), 0.13% due 9/1/2024 (put 7/1/2020)	1,000,000	1,000,000
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,381,587
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,199,473
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,144,780
[a]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 1.419% (CPI + 2.05%) due 10/1/2021	1,015,000	1,036,928
	Tampa Sports Authority (Tampa Bay Arena; Insured: Natl-Re), 5.75% due 10/1/2020	110,000	111,536
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,677,570
	Georgia — 1.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2037	$2,640,000	$ 3,408,504
	Main Street Natural Gas, Inc. (Georgia Gas), Series A, 5.50% due 9/15/2023	350,000	397,324
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2039	1,225,000	1,435,234
	Guam — 0.8%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,080,500
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	547,465
	5.25% due 7/1/2024	500,000	552,800
	Illinois — 14.0%
	Chicago Park District (Various Capital Projects) GO, Series A, 5.00% due 1/1/2035	2,000,000	2,199,640
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	954,624
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,205,564
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	588,480
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2031	500,000	551,055
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,676,775
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	212,862
	City of Chicago (Water System; Insured: AGM), 5.00% due 11/1/2037	1,500,000	1,749,015
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,059,520
	5.625% due 1/1/2031	500,000	551,560
	6.00% due 1/1/2038	2,330,000	2,587,232
	Cook County GO, Series A, 5.25% due 11/15/2033	1,000,000	1,010,200
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029	2,195,000	2,495,276
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), 5.00% due 8/15/2035	2,355,000	2,596,293
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	845,017
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2021 - 4/1/2036	1,915,000	2,152,503
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,152,620
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,570,948
	Series D, 5.00% due 1/1/2028	1,000,000	1,144,030
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	55,840
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,523,434
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,189,650
	State of Illinois, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	4,930,025
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	418,571
	Series D, 5.00% due 11/1/2028	3,000,000	3,250,200
	Will County School District No. 114 (Educational Facilities; Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	570,000	544,772
	Indiana — 0.8%
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	1,000,000	1,033,190
	Indiana Finance Authority (Marian University), 6.375% due 9/15/2041 (pre-refunded 9/15/2021)	1,000,000	1,073,450
	Kansas — 0.8%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,324,460
	Kentucky — 3.3%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2022	3,365,000	3,257,512
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2028 - 6/1/2029	1,250,000	1,478,793
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	4,000,000	4,392,320
	Louisiana — 2.4%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034	400,000	459,824
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038	2,250,000	2,490,278
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	865,326
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	2,750,000	2,893,302
	Maine — 0.4%
	Maine State Housing Authority AMT, Series C-1, 3.00% due 11/15/2023	1,000,000	1,057,650
	Massachusetts — 0.2%
	Massachusetts Development Finance Agency (Jordan Hospital and Milton Hospital), Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	632,004
	Massachusetts Educational Financing Authority (MEFA Loan Program), Series I, 6.00% due 1/1/2028	60,000	60,067
	Michigan — 6.5%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,452,700
	City of Detroit GO, 5.00% due 4/1/2023 - 4/1/2024	900,000	927,019
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.25% due 11/1/2032	1,025,000	1,086,695
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,113,040

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	$1,000,000	$ 1,260,280
	Detroit City School District (School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2025	1,000,000	1,072,320
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	972,034
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital),
	5.25% due 5/15/2041	140,000	144,242
	5.25% due 5/15/2041 (pre-refunded 5/15/2021)	860,000	897,281
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036	225,000	249,413
	Michigan Finance Authority (State Dept. of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,053,120
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), 5.00% due 12/1/2027	165,000	205,301
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	890,000	892,563
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	3,500,000	3,611,020
	Michigan Strategic Fund (Detroit Edison Company; Insured: Natl-IBC, AMBAC), 7.00% due 5/1/2021	250,000	263,410
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,946,580
	Minnesota — 1.3%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	3,450,000	3,589,346
	Nebraska — 1.4%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,850,459
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	2,056,800
	Nevada — 1.5%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,160,010
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,100,000	1,053,342
	Clark County School District (Insured: AGM), GO, Series B, 5.00% due 6/15/2031	1,650,000	2,110,680
	New Jersey — 5.9%
	New Jersey (New Jersey Transit Corp.) EDA, 5.00% due 11/1/2033	500,000	569,875
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026 - 6/15/2038	2,680,000	2,917,737
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,167,200
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[a]	1.33% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	1,000,000	1,005,625
	Series A-1, 5.00% due 6/15/2027	3,000,000	3,414,030
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), 5.00% due 6/15/2038	1,500,000	1,657,380
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 6/15/2024 - 12/15/2039	5,200,000	5,792,041
	New Mexico — 4.2%
[a]	City of Farmington, 1.875% due 4/1/2033 (put 10/1/2021)	1,500,000	1,502,235
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B, 4.70% due 9/1/2024	1,000,000	1,014,170
	City of Santa Fe (El Castillo Retirement Project), Series A, 5.00% due 5/15/2044	950,000	908,637
	City of Santa Fe (El Castillo Retirement Residences), 5.00% due 5/15/2034	1,465,000	1,466,963
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,525,000	2,548,230
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	1,000,000	1,242,770
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	2.85% due 7/1/2039	985,000	1,015,299
	3.50% due 7/1/2050	1,985,000	2,155,253
	New York — 7.1%
	City Of Elmira GO, 4.00% due 5/27/2021	790,000	790,387
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,407,340
	Series J, 5.00% due 8/1/2031	2,000,000	2,324,660
	County of Suffolk GO, Series I, 2.50% due 7/23/2020	1,500,000	1,501,275
	Metropolitan Transportation Authority (Transit and Commuter System),
	Series B-1, 5.00% due 5/15/2022	2,000,000	2,095,960
	Series C-1, 5.00% due 9/1/2020	5,000,000	5,021,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.), 0.14% due 8/1/2039 (put 7/1/2020)	3,500,000	3,500,000
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	1,000,000	1,171,280
	North Carolina — 1.4%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029	1,500,000	1,747,425
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,184,995
[a]	University of North Carolina at Chapel Hill, Series A, 0.466% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	1,000,000	1,009,014
	Ohio — 1.2%
	Akron, Bath and Copley Joint Hospital District (Summa Health), 5.25% due 11/15/2030	1,420,000	1,641,051
	City of Akron (Community Learning Centers), 5.00% due 12/1/2031	625,000	672,063
	Cleveland-Cuyahoga County Port Authority (Flats East Development Project; LOC Fifth Third Bank), 7.00% due 5/15/2040	885,000	901,886
	Pennsylvania — 7.5%
	Allegheny County (Propel Charter School) IDA, Series A, 6.75% due 8/15/2035	875,000	879,060

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Bucks County (Waste Management, Inc.) AMT, IDA, 2.75% due 12/1/2022	$5,000,000	$ 5,207,100
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,718,636
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,247,970
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,212,840
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	865,228
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2037	750,000	888,615
	Pennsylvania Turnpike Commission (Highway Improvements),
	Series A, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	770,000	786,247
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,230,000	1,255,953
	Philadelphia (Mast Charter School) IDA, 6.00% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,004,630
	Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024	1,000,000	1,136,200
	Philadelphia (Thomas Jefferson University) IDA, 5.00% due 9/1/2035	1,500,000	1,754,415
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,589,758
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,431,500
	School District of Philadelphia (State Aid Witholding) GO, Series A, 5.00% due 9/1/2038	100,000	120,031
	Rhode Island — 0.2%
	Pawtucket Housing Authority,
	5.50% due 9/1/2022 - 9/1/2024	475,000	492,704
	5.50% due 9/1/2022 - 9/1/2024 (pre-refunded 9/1/2020)	190,000	197,332
	South Dakota — 0.2%
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2027 (pre-refunded 7/1/2021)	400,000	418,912
	Tennessee — 0.6%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2036	1,000,000	1,191,260
	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 5.25% due 9/1/2024	500,000	575,420
	Texas — 7.0%
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,274,235
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,964,775
	City of Houston (Convention & Entertainment Facilities Department), 5.00% due 9/1/2025 - 9/1/2034	2,875,000	2,950,743
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	3,000,000	3,614,550
	City of Texas City (ARCO Pipe Line Co. Project) IDC, 7.375% due 10/1/2020	1,165,000	1,185,178
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	2,980,000	3,222,304
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	21,756
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	1,038,225
	San Antonio Energy Acquisition Public Facilities Corp. (Natural Gas Supply Agreement), 5.50% due 8/1/2021	40,000	41,551
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 6.70% due 8/15/2040 (pre-refunded 8/15/2020)	1,000,000	1,007,630
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,250,000	1,340,762
	U. S. Virgin Islands — 0.7%
	Virgin Islands Public Finance Authority GO, Series C, 5.00% due 10/1/2021	2,000,000	1,991,940
	Utah — 0.7%
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	868,455
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,220,970
	Washington — 2.3%
	Port of Seattle AMT, 5.00% due 4/1/2039	1,705,000	2,053,860
[c]	State of Washington (Various Purposes) GO, 5.00% due 6/1/2038	1,000,000	1,283,300
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045	2,000,000	2,243,380
[b]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group), 5.00% due 1/1/2044	1,000,000	969,960
	West Virginia — 0.9%
[a]	West Virginia (Appalachian Power Co.) AMT, EDA, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,000,000	999,730
[a]	West Virginia (Appalachian Power Co.) EDA, Series B, 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,525,305
	Wisconsin — 1.6%
[b]	Public Finance Authority (Alabama Proton Therapy Center), 6.25% due 10/1/2031	1,000,000	1,034,320
[a,d]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,472,775
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 2.75% due 9/1/2039	2,000,000	2,037,460
	Total Investments — 97.7% (Cost $257,866,160)		$273,604,909
	Other Assets Less Liabilities — 2.3%		6,467,629
	Net Assets — 100.0%		$280,072,538

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2020 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $3,554,170, representing 1.27% of the Fund’s net assets.
c	When-issued security.
d	Segregated as collateral for a when-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
CPI	Consumer Price Index
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDC	Industrial Development Corp.
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-IBC	Insured by National Public Finance Gurantee Corp. and IBC Bank
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.